DERIVATIVE FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2021
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 20 – DERIVATIVE FINANCIAL INSTRUMENTS

Please refer to Note 22 for further information on fair value hierarchies.

USDm	2021	2020
Fair value of derivatives:
Derivative financial instruments regarding freight and bunkers:
Forward freight agreements - fair value through profit and loss	0.4	(3.2)
Bunker swaps - fair value through profit and loss	0.2	3.7
Bunker swaps - hedge accounting	0.1	0.8

Derivative financial instruments regarding interest and currency exchange rate:
Forward exchange contracts - hedge accounting	(1.6)	2.0
Interest rate swaps - hedge accounting	(2.2)	(23.5)
Fair value of derivatives as of 31 December	(3.1)	(20.2)

Derivative financial instruments are presented as below on the balance sheet:

	Financial	Financial
USDm	assets	liabilities
2021
Offsetting financial assets and financial liabilities:
Gross amount	7.7	(10.8)
Offsetting amount	—	—
Net amount presented in the statement of financial position	7.7	(10.8)

	Financial	Financial
USDm	assets	liabilities
2020
Offsetting financial assets and financial liabilities:
Gross amount	9.9	(30.1)
Offsetting amount	(5.4)	5.4
Net amount presented in the statement of financial position	4.5	(24.7)

Derivative financial instruments assets are set off with derivative financial instruments liabilities where the counterparty is identical.

Hedging of risks with derivative financial instruments are made with a ratio of 1:1. Sources of ineffectiveness are mainly derived from differences in timing and credit risk adjustments. Any ineffective portions of the cash flow hedges are recognized in the income statement as financial items. Value adjustments of the effective part of cash flow hedges are recognized directly in comprehensive income. Gains and losses on cash flow hedges are transferred upon realization from the equity hedging reserve into the income statement.

At year-end 2021 and 2020, TORM held the following derivative financial instruments designated as hedge accounting:

Hedge accounting			Expected maturity
	Notional
2021	value	Unit	2022	2023	After 2023
Forward exchange contracts (USD/DKK) ¹⁾	274.0	DKKm	274.0	—	—
Interest rate swaps ²⁾	768.7	USDm	130.9	136.9	500.9
Bunker swaps ³⁾	9,920	MT	9,920	—	—

¹⁾    The average hedge of USD/DKK currency was 6.3.

²⁾    The average interest rate was 1.38 plus margin.

NOTE 20 - Continued

²⁾    The average price of the hedging instruments was USD 642.4.

Hedge accounting			Expected maturity
	Notional
2020	value	Unit	2021	2022	After 2022
Forward exchange contracts (USD/DKK) ¹⁾	231.5	DKKm	231.5	—	—
Interest rate swaps ²⁾	757.5	USDm	318.0	84.0	355.5
Bunker swaps 3)	19,783	MT	19,783	—	—

¹⁾    The average hedge of USD/DKK currency was 6.4.

²⁾    The average interest rate was 2.11% plus margin.

²⁾    The average price of the hedging instruments was USD 326.9.

Interest rate swaps with a fair value of USD 2.2m (net loss) applying the USD LIBOR settings are designated as hedge accounting relationships to fix a part of TORM’s interest payments during the period 2022-2027 with a notional value of USD 768.7m (2020: USD 757.5m, 2019: USD 597.8m).

The derivatives are not under central clearing but are settled on a bilateral basis with the counterparties. All contracts are settled in a net amount per counterparty, and therefore the net value per counterparty is presented in the financial statement.

Cash collateral of USD 3.7m (2020: USD 43.8m) has been provided as security for the agreements relating to derivative financial instruments, which does not meet the offsetting criteria in IAS 32, but which can be offset against the net amount of the derivative asset and derivative liability in case of default and insolvency or bankruptcy in accordance with associated collateral arrangements.

TORM did not enter into any enforceable netting arrangements.

Further details on derivative financial instruments are provided in Note 21 and Note 22.

Forward freight agreements (FFAs) of USD 0.4m (net gain) have been recognized in the income statement in 2021 (2020: USD 1.9m, 2019: USD 0.4m). FFAs are used to mitigate fluctuations in the freight rates of vessels with a duration of 0–24 months. The FFAs are not designated for hedge accounting.

Bunker swap agreements of USD 12.0m (net gain) have been recognized in the income statement in 2021 (2020: USD 2.9m, 2019: USD -0.1m). Bunker swaps with a duration similar to the period hedged are used to reduce the exposure to fluctuations in bunker prices for fixed voyages. Bunker swap agreements are designated as hedge accounting when appropriate.

Forward exchange contracts with a fair value of USD 1.6m (net loss) are designated as hedge accounting relationships to hedge a part of TORM’s payments in 2022 regarding administrative and operating expenses denominated in DKK with a notional value of DKK 274.0m (2020: DKK 231.5m, 2019: DKK 222.5m).

NOTE 20 - Continued

The table below shows realized amounts as well as fair value adjustments regarding derivative financial instruments recognized in the income statements and equity in 2021, 2020 and 2019.

						Other
						comprehensive
	Income statement					income		Equity
		Port expenses,				Transfer to		Hedging reserves
		bunkers and		Operating	Administrative	income	Fair value	as of 31
USDm	Revenue	commissions	Financial items	expenses	expenses	statement	adjustment	December
2021
Forward freight agreements	—	0.4	—	—	—	—	—	—
Bunker swaps	—	12.0	—	—	—	(2.8)	2.1	0.1
Forward exchange contracts	—	—	—	0.1	0.1	(0.2)	(3.4)	(1.6)
Interest rate swaps	—	—	(10.8)	—	—	11.7	9.8	(2.1)
Total	—	12.4	(10.8)	0.1	0.1	8.7	8.5	(3.6)

2020
Forward freight agreements	1.9	—	—	—	—	—	—	—
Bunker swaps	—	2.9	—	—	—	1.2	(0.1)	0.8
Forward exchange contracts	—	—	—	(0.1)	0.1	—	2.4	2.0
Interest rate swaps	—	—	(5.7)	—	—	5.7	(18.1)	(23.5)
Total	1.9	2.9	(5.7)	(0.1)	0.1	6.9	(15.8)	(20.7)

2019
Forward freight agreements	0.4	—	—	—	—	(0.5)	—	—
Bunker swaps	—	(0.1)	—	—	—	0.4	0.5	(0.3)
Forward exchange contracts	—	—	—	(2.0)	(1.5)	3.5	(2.1)	(0.4)
Interest rate swaps	—	—	2.1	—	—	(2.1)	(11.8)	(11.1)
Total	0.4	(0.1)	2.1	(2.0)	(1.5)	1.3	(13.4)	(11.8)

The hedging reserves as of 31 December of the derivatives used for cash flow hedge is equal to the entire fair value of the hedge instruments as no ineffectiveness has been identified and the reserve includes open hedge instruments, only.

Please refer to note 21 for further information on commercial and financial risks.

ACCOUNTING POLICIES

Derivative financial instruments and hedge accounting

Derivative financial instruments, primarily forward currency exchange contracts, forward freight agreements, interest rate hedges and forward contracts regarding bunker purchases are entered into to eliminate risks relating to future fluctuations in prices and interest rates, etc. on future committed or anticipated transactions. TORM applies hedge accounting under the specific rules on cash flow hedges when appropriate as described below for each type of derivative.

NOTE 20 - Continued

Changes in the fair value of derivative financial instruments designated as cash flow hedges and deemed to be effective are recognized directly in “Other comprehensive income”. When the hedged transaction is recognized in the income statement, the cumulative value adjustment recognized in “Other comprehensive income” is transferred to the income statement and included in the same line as the hedged transaction. However, when the hedged transaction results in the recognition of a fixed asset, the gains and losses previously accumulated in “Other comprehensive income” are transferred from “Other comprehensive income” and included in the initial measurement of the cost of the fixed asset. Changes in the fair value of a portion of a hedge deemed to be ineffective are recognized in the income statement.

Changes in the fair value of derivative financial instruments not designated as hedges are recognized in the income statement. While effectively reducing cash flow risk in accordance with the Company’s risk management policy, certain forward freight agreements and forward contracts regarding bunker purchases do not qualify for hedge accounting. Changes in fair value of these derivate financial instruments are therefore recognized in the income statement under “Financial income” or “Financial expenses” for interest rate swaps with cap features, under “Revenue” for forward freight agreements and under “Port expenses, bunkers and commissions” for forward bunker contracts.